Description of Business and Basis of Presentation - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Feb. 26, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($) shares	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Jan. 31, 2018 USD ($)
Accumulated deficit				$ (679,414,000)	$ (482,390,000)		$ (597,125,000)
Cash equivalents and restricted cash				145,891,000	73,153,000	$ 205,698,000	$ 610,209,000	$ 78,480,000	$ 88,844,000
Business Combination share price | $ / shares	$ 10.00
Stockholders equity exchange ratio	0.9966
Redeemable Cash proceeds			$ 127,000,000
Net of issuance costs		$ 200,000	$ 200,000	$ 200,000	$ 100,000	$ 8,400,000
Issuance of redeemable convertible preferred stock | shares			22,400,000
Common stock warrants | shares			22,400,000
Cash proceeds received from merger	$ 484,100,000
PIPE Financing [Member] | Subsequent Event [Member]
Shares issued in PIPE | shares	22,500,000
Aggregate purchase price	$ 225,000,000